FRESH-START ACCOUNTING, Reorganization Adjustments (Details) $ / shares in Units, $ in Thousands				1 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
		Oct. 31, 2019 USD ($) $ / shares	May 06, 2019 Aircraft	Oct. 31, 2019 USD ($) Aircraft $ / shares	Jun. 30, 2019 Lease	Mar. 31, 2020 USD ($) $ / shares	Oct. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Sep. 30, 2019	Jul. 24, 2019 $ / shares	May 11, 2019 USD ($)	May 10, 2019
Reorganization Adjustments [Abstract]
Total		$ 139,278		$ 139,278			$ 139,278
Reserve for professional fee escrow		30,700		30,700			30,700
Disputed claims cash reserve		900		$ 900			900
Number of aircraft under rejected purchase contract with Airbus | Aircraft				22
Accrual for success fees		14,000		$ 14,000			14,000
Trade cure payments		(2,600)		(2,600)			(2,600)
Other miscellaneous accruals		$ (900)		$ (900)			$ (900)
Interest rate		8.75%		8.75%			8.75%						8.75%
Reversal of backstop obligation reserve		$ (19,300)		$ (19,300)			$ (19,300)
Reversal of miscellaneous adjustments		(300)		(300)			(300)
Accrual of ABL Facility fees		2,200		2,200			2,200
Reclassification of deferred compensation plan		2,000		2,000			2,000
Short-term borrowings and current maturities of long-term debt		(955,009)		(955,009)			(955,009)
Accrued lease termination costs	[1]	43,049		43,049			43,049
Milestone Omnibus Agreement	[2]	17,313		17,313			17,313
Deferred compensation plan		1,984		1,984			1,984
Liabilities subject to compromise		624,867		624,867			624,867
Number of aircraft leases rejected | Lease					10
Milestone Omnibus Agreement	[2]	17,313		17,313			17,313
Deferred Compensation Plan		1,984		1,984			1,984
Total liabilities subject to compromise settled at emergence		605,570		605,570			605,570
Proceeds from Rights Offering						$ 0	385,000	$ 2,830	$ 0
Equity issued pursuant to Rights Offering and Unsecured Equity Pool	[3]	727,139		727,139			727,139
Cash paid out	[4]						(273,022)
Total pre-tax gain							265,591
DIP Claims plus accrued interest		165,000		165,000			165,000
DIP Equitization Allocation New Stock plus Consent Fee	[3]	(186,453)		(186,453)			(186,453)
APIC Predecessor	[5]	$ (21,453)		$ (21,453)			$ (21,453)
Percentage of principal balance settled		97.00%		97.00%			97.00%
Equity Issued Pursuant to Rights Offering [Abstract]
Common Stock, $.01 par value		$ 1
Preferred Stock Mezzanine Equity		523,973
Additional paid in capital		153,897
Equity Issued Unsecured Equity Pool [Abstract]
Common Stock, $.01 par value		0
Additional paid in capital		49,268
Total New Stock issued to participants in Rights Offering and to compromised creditor classes	[3]	727,139		$ 727,139			$ 727,139
New Stock Issued for Settlement of DIP Claims [Abstract]
Common Stock, $.01 par value		0
Preferred Stock Mezzanine Equity		94,948
Additional paid in capital		91,505
Total New Stock issued for settlement of DIP Claims	[3]	186,453		186,453			186,453
Total new stock issued		913,592
Total New Stock Issued [Abstract]
Total Preferred Stock Mezzanine Equity		618,921				1,186
Total Common Stock issued		294,671				1,227	1,871	$ 8,867	9,808
Less: Share-settled Redemption Feature Embedded Derivative		(470,322)				$ 470,322	(470,322)
Total Equity at Emergence		$ 148,599		$ 148,599			$ 148,599
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common Stock
Total New Stock Issued [Abstract]
Total Common Stock issued		$ 1				$ 0		$ 4	3
Additional Paid-in Capital
Total New Stock Issued [Abstract]
Total Common Stock issued		294,670				$ 1,227	$ 1,871	$ 8,863	$ 9,805
S-76C+
Reorganization Adjustments [Abstract]
Number of aircraft leases rejected | Lease					9
S-76D
Reorganization Adjustments [Abstract]
Number of aircraft leases rejected | Lease					1
H225
Reorganization Adjustments [Abstract]
Number of leased aircraft returned | Aircraft			4
DIP Credit Facility
Reorganization Adjustments [Abstract]
Release of restricted cash		(6,900)		$ (6,900)			(6,900)
Settlement of accrued interest		(16,100)		(16,100)			(16,100)
Total New Stock Issued [Abstract]
Common stock, par value (in dollars per share) | $ / shares											$ 0.0001
8.75% Senior Secured Notes due 2023
Reorganization Adjustments [Abstract]
Settlement of accrued interest		(4,000)		(4,000)			(4,000)
Interest rate										8.75%
Settlement of short-term debt and current maturities		$ 275,182		$ 275,182			$ 275,182
6.25% Senior Notes due 2022
Reorganization Adjustments [Abstract]
Interest rate		6.25%		6.25%			6.25%
Principal and accrued interest	[6]	$ 415,894		$ 415,894			$ 415,894
Principal												$ 401,500
Accrued interest												14,400
4.5% Convertible Senior Notes due 2023
Reorganization Adjustments [Abstract]
Interest rate		4.50%		4.50%		4.50%	4.50%
Principal and accrued interest	[7]	$ 146,627		$ 146,627			$ 146,627
Principal												143,800
Accrued interest												$ 2,900
Reorganization Adjustments
Reorganization Adjustments [Abstract]
Equity rights offering proceeds		385,000		385,000			385,000
Release of funds from restricted cash		6,972		6,972			6,972
Payments to 8.75% Senior Secured Notes due 2023 for principal and interest		(270,939)		(270,939)			(270,939)
Payment of DIP interest		(1,098)		(1,098)			(1,098)
Payments for 2019 Term Loan Amendment Fee		(563)		(563)			(563)
Reserve for Professional Fee Escrow		(30,669)		(30,669)			(30,669)
Payment of Unsecured 4(a)(2) Cash Pool Funding		(7,000)		(7,000)			(7,000)
Payments for Transaction Expenses		(11,867)		(11,867)			(11,867)
Payments to Indenture Trustee		(989)		(989)			(989)
Payment of Executive Key Employee Incentive Plan		(3,432)		(3,432)			(3,432)
Payments for Prepetition Trade Cures		(2,614)		(2,614)			(2,614)
Total		62,801		62,801			62,801
Reinstated Milestone Omnibus Agreement		(17,313)		(17,313)			(17,313)
Reclassification from short-term borrowings and current maturities of long-term debt to long-term debt, less current maturities		525,301		525,301			525,301
Short-term borrowings and current maturities of long-term debt		926,556		926,556			926,556
Liabilities subject to compromise		(624,867)		(624,867)			(624,867)
Reorganization Adjustments | DIP Credit Facility
Reorganization Adjustments [Abstract]
Settlement of short-term debt and current maturities		150,000		150,000			150,000
Reorganization Adjustments | 8.75% Senior Secured Notes due 2023
Reorganization Adjustments [Abstract]
Settlement of short-term debt and current maturities		275,182		275,182			275,182
Settlement of remaining 8.75% Senior Secured Notes due 2023	[8]	(8,255)		(8,255)			(8,255)
Write-off of unamortized discount on the 8.75% Senior Secured Notes due 2023		$ 1,641		$ 1,641			$ 1,641

[1]	Relates to ten aircraft leases rejected in June 2019, including nine S-76C+s and one S-76D.
[2]	Includes costs related to the return of four leased H225s on May 6, 2019 and includes lease termination costs, deferred lease costs previously included as short-term debt on the consolidated balance sheet and additional lease return costs.
[3]	Successor Equity Issued
[4]	The cash paid was used to settle 97% of the 8.75% Senior Secured Notes principal balance (Class 4) and the payments made to Unsecured Notes Claim holders (Class 8) and General Unsecured Claim holders (Class 12).
[5]	Pursuant to the DIP Credit Agreement, the DIP claims and the Equitization Consent Fee were settled with New Stock. The difference between the "DIP claims plus accrued interest" and "DIP Equitization Allocation New Stock plus Consent Fee" does not flow through the income statement but is a direct adjustment to the Predecessor APIC.
[6]	Includes $401.5 million of principal and $14.4 million of interest accrued through May 11, 2019.
[7]	Includes $143.8 million of principal and $2.9 million of interest accrued through May 11, 2019.
[8]	Represents the difference between the amount outstanding on the 8.75% Senior Secured Notes and the cash paid to settle the 8.75% Senior Secured Notes.